STATEMENT OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONTINUED OPERATIONS
Net Operating Revenue	R$ 37,616,241	R$ 29,080,513	R$ 29,042,129
OPERATING EXPENSES
Energy purchased for resale	5,932	(2,400,358)	(2,162,318)
Charges upon use of electricity network	(2,461,443)	(2,500,315)	(1,593,223)
Fuel to produce electricity	(2,338,395)	(2,092,135)	(2,107,161)
Construction	(1,395,066)	(966,443)	(915,117)
Personnel suppliers and services	(7,526,440)	(6,979,388)	(8,278,287)
Depreciation	(1,787,440)	(1,771,642)	(1,707,138)
Amortization	(294,019)	(91,227)	(100,291)
Donations and contributions	(164,696)	(167,408)	(156,166)
Operating charges (reversals), net	(14,893,039)	(7,373,551)	(2,005,808)
Others	(1,647,984)	(2,029,129)	(1,415,834)
Total	(32,502,590)	(26,371,596)	(20,441,343)
Regulatory Remeasurements - Transmission Contracts	4,858,744	4,228,338
OPERATING INCOME BEFORE FINANCIAL RESULT	9,972,395	6,937,255	8,600,786
Financial income
Income from interest, commissions and fees	692,767	863,828	876,212
Income from financial investments	637,001	972,602	763,016
Additional interest on energy	325,943	341,672	252,112
Monetary adjustment gain	1,690,933	1,161,004	1,205,941
Exchange variations gain	1,729,815	5,115,712	2,662,259
Interest Income on Dividends	(15,129)
Gains on derivatives	879,553	332,017
Other financial income	482,707	343,688	532,054
Financial Expenses
Debt charges	(2,740,371)	(2,853,532)	(3,247,747)
Leasing charges	(449,295)	(367,234)	(340,819)
Charges on shareholders' funds	(3,826)	(81,766)	(271,130)
Monetary adjustment loss	(1,852,581)	(877,628)	(788,982)
Exchange variations loss	(2,133,384)	(5,659,849)	(2,627,251)
Losses on derivatives	(153,727)		(56,613)
Other financial expenses	(1,146,745)	(962,160)	(1,407,838)
Financial result	(2,056,339)	(1,671,646)	(2,448,786)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	7,916,056	5,265,609	6,152,000
RESULTS OF EQUITY METHOD INVESTMENTS	1,867,546	1,670,903	1,041,071
OTHER REVENUE AND EXPENDITURE	1,210,754	16,134	24,715
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS	10,994,356	6,952,646	7,217,786
Current Income Tax and Social Contribution	(1,457,752)	(2,418,461)	(2,664,975)
Deferred Income Tax and Social Contribution	(3,822,971)	1,853,128	3,295,634
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	5,280,723	565,333	(630,659)
NET INCOME FOR YEAR OF CONTINUING OPERATIONS	5,713,633	6,387,313	7,848,445
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	5,646,141	6,338,688	7,910,061
AMOUNT ATTRIBUTED TO NON-CONTROLLING SHAREHOLDERS	67,492	48,625	(61,617)
DISCONTINUED OPERATIONS
NET INCOME (LOSS) FOR YEAR OF DISCONTINUED OPERATIONS			3,284,975
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY			3,284,975
NET INCOME FOR YEAR	5,713,633	6,387,313	11,133,420
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	5,646,141	6,338,688	11,195,036
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	67,492	48,625	(61,617)
Common shares
Financial Expenses
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	R$ 4,556,833	R$ 5,097,535	6,234,543
DISCONTINUED OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY			R$ 2,589,148
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	R$ 3.54	R$ 4.06	R$ 8.12
Profit diluted per share (in R$ per share)	3.48	4.00	6.96
Continued Operation
Profit basic per share (in R$ per share)	3.54	4.06	5.74
Profit diluted per share (in R$ per share)	3.48	4.00	4.92
Preferred shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	3.89	4.47	8.93
Profit diluted per share (in R$ per share)	3.82	4.40	7.65
Continued Operation
Profit basic per share (in R$ per share)	3.89	4.47	6.31
Profit diluted per share (in R$ per share)	R$ 3.82	R$ 4.40	R$ 5.40